Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Loss before tax expense	$ 4,187	$ 6,370	$ 15,283	$ 25,798
Increase in valuation allowance			2,700	6,400
Tax expense	$ 0	$ 0	0	0
Valuation allowance			49,403	46,749
Deferred tax assets, valuation allowance before adjustments			49,400	47,800
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Loss before tax expense			10,600	22,100
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			234,800
Operating loss carryforwards subject to expiration			207,500
Domestic Tax Authority | Tax Year 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			18,500
Domestic Tax Authority | Tax Year 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			8,800
Domestic Tax Authority | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research tax credit carryforward			4,100	2,700
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Loss before tax expense			(4,600)
Foreign Tax Authority | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Loss before tax expense			4,700
Foreign Tax Authority | Transphorm Japan, Inc. | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Loss before tax expense			1,000	1,300
Foreign Tax Authority | Transphorm Aizu, Inc. | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Loss before tax expense			3,700	2,400
Foreign Tax Authority | Transphorm Epi, Inc. | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Loss before tax expense			(1)
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			152,700
Tax expense			1	$ 1
State and Local Jurisdiction | Tax Year 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			15,300
State and Local Jurisdiction | Tax Year 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 5,100